Intangible Assets Including Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Including Goodwill	INTANGIBLE ASSETS INCLUDING GOODWILL
Intangible Assets
The following table presents the company’s intangible asset balances by major asset class.

($ in millions)
At December 31, 2024:	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount (1)
Intangible asset class
Capitalized software	$1,282	$(492)	$790
Client relationships	9,704	(4,387)	5,317
Completed technology	6,297	(3,164)	3,132
Patents/trademarks	1,826	(519)	1,307
Other (2)	138	(24)	114
Total	$19,247	$(8,587)	$10,660

($ in millions)
At December 31, 2023:	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount (1)
Intangible asset class
Capitalized software	$1,636	$(762)	$874
Client relationships	9,053	(3,500)	5,553
Completed technology	5,713	(2,510)	3,203
Patents/trademarks	1,821	(436)	1,385
Other (2)	41	(20)	22
Total	$18,265	$(7,229)	$11,036
(1)Amounts as of December 31, 2024 and December 31, 2023 include a decrease in the net intangible asset balance of $126 million and an increase in the net intangible asset balance of $50 million, respectively, due to foreign currency translation.
(2)Other intangibles are primarily acquired proprietary and nonproprietary technology licenses, data, business processes, methodologies and systems.
There was no impairment of intangible assets recorded in 2024 and 2023. The net carrying amount of intangible assets decreased $376 million during the year ended December 31, 2024, primarily due to intangible asset amortization, partially offset by additions of acquired intangibles from business combinations of $1,627 million, driven by the acquisition of StreamSets and webMethods in the third quarter of 2024, and additions of capitalized software. The aggregate intangible amortization expense was $2,499 million and $2,287 million for the years ended December 31, 2024 and 2023, respectively. In addition, in 2024 and 2023, respectively, the company retired $923 million and $1,505 million of fully amortized intangible assets, impacting both the gross carrying amount and accumulated amortization by this amount.
The future amortization expense relating to intangible assets currently recorded in the Consolidated Balance Sheet is estimated to be the following at December 31, 2024:

($ in millions)	Capitalized Software	Acquired Intangibles	Total
2025	$427	$1,939	$2,365
2026	260	1,902	2,162
2027	103	1,881	1,984
2028	0	1,582	1,582
2029	0	936	936
Thereafter	—	1,631	1,631
Goodwill
The changes in the goodwill balances by reportable segment for the years ended December 31, 2024 and 2023 are as follows:

($ in millions)
Segment	Balance at January 1, 2024	Goodwill Additions	Purchase Price Adjustments (1)	Divestitures	Foreign Currency Translation and Other Adjustments (2)	Balance at December 31, 2024
Software	$46,447	$1,511	$(51)	$—	$(770)	$47,136
Consulting	8,883	469	(3)	(1)	(142)	9,206
Infrastructure	4,384	8	(1)	—	(28)	4,363
Other (3)	464	—	—	(464)	—	—
Total	$60,178	$1,987	$(55)	$(465)	$(940)	$60,706

($ in millions)
Segment	Balance at January 1, 2023	Goodwill Additions	Purchase Price Adjustments	Divestitures	Foreign Currency Translation and Other Adjustments (2)	Balance at December 31, 2023
Software (4)	$42,712	$3,538	$(17)	$—	$214	$46,447
Consulting (4)	8,409	403	2	—	69	8,883
Infrastructure	4,363	12	—	—	8	4,384
Other (4)	464	—	—	—	—	464
Total	$55,949	$3,953	$(15)	$—	$291	$60,178
(1)Includes measurement period adjustments related to business combinations that closed in the current and prior year.
(2)Primarily driven by foreign currency translation.
(3)In the first quarter of 2024, the company derecognized goodwill related to the divestiture of The Weather Company assets. Refer to note E, “Acquisitions & Divestitures,” for additional information.
(4)Recast to reflect January 2024 segment changes. Refer to note D, “Segments,” for additional information.
There were no goodwill impairment losses recorded during 2024 or 2023, and the company has no accumulated impairment losses. Purchase price adjustments recorded in 2024 and 2023 were related to acquisitions that were still subject to the measurement period that ends at the earlier of 12 months from the acquisition date or when information becomes available. Net purchase price adjustments recorded in 2024 and 2023 were not material.